Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment
Note 4 – Property and Equipment

Property and equipment include the following:

	December 31,
	2014	2013
Office equipment	$8,466	$7,670
Medical equipment	359,248	129,461
Furniture and fixtures	113,874	19,322
Computer software and equipment	66,458	20,169
Leasehold Improvements	103,582	-
	651,628	176,622
Less: accumulated depreciation	(157,772)	(141,054)
Property and equipment, net	$493,856	$35,568

Depreciation expense amounted to $26,872 and $34,999 for the years ended December 31, 2014 and 2013, respectively. Depreciation expense is reflected in general and administrative expenses in the consolidated statements of operations.